Going Concern and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated operating losses	$ (36,784,717)	$ (31,753,844)
Working capital deficit	$ 16,942,378